CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due By Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$298	$169	$129	$-	$596
Contractor payments	543	-	-	-	543
Convertible Note[1]	1,374	22,739	-	-	24,113
Sprott Facility (Note 7)	2,237	22,163	-	-	24,400
Totals	$4,452	$45,071	$129	$-	$49,652

[1]The convertible note and related interest can be settled at the Company's discretion in cash or shares